Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets:
Net operating loss carryforwards	¥ 32,914	¥ 25,083
Allowance for credit losses	23,381	25,322
Investment in securities	6,685	9,983
Accrued expenses	23,900	24,393
Investment in operating leases	15,099	12,911
Property under facility operations	27,358	8,480
Installment loans	4,361	4,392
Unrealized losses on investment in securities	29,372	7,859
Lease liabilities	77,367	85,422
Other	91,837	61,002
Deferred Tax Assets, Gross, Total	332,274	264,847
Less: valuation allowance	(35,155)	(21,560)
Deferred Tax Assets, Net of Valuation Allowance, Total	297,119	243,287
Liabilities:
Net investment in Leases	13,501	9,705
Investment in operating leases	121,337	111,102
Unrealized gains on investment in securities	2,505	2,502
Deferred insurance policy acquisition costs	73,077	69,249
Policy liabilities and policy account balances	74,939	62,274
Property under facility operations	21,931	10,183
Other intangible assets	108,257	112,234
Undistributed earnings	59,134	38,408
Prepaid benefit cost	14,483	12,187
Advances paid	8,647	11,742
Right-of-use assets	77,003	86,064
Other	22,081	19,973
Deferred Tax Liabilities, Net, Total	596,895	545,623
Net deferred tax liability	¥ 299,776	¥ 302,336